Intangible assets (Tables)	6 Months Ended
Dec. 31, 2018
Intangible assets.
Schedule of intangible assets

	Goodwill £’000	Registrations £’000	Other intangible assets £’000	Total £’000
At 1 July 2018
Cost	421,453	785,594	10,379	1,217,426
Accumulated amortization	—	(416,086)	(1,700)	(417,786)

Net book amount	421,453	369,508	8,679	799,640

Six months ended 31 December 2018
Opening net book amount	421,453	369,508	8,679	799,640
Additions	—	14,461	1,871	16,332
Disposals	—	(7,929)	—	(7,929)
Amortization charge	—	(66,947)	(1,624)	(68,571)

Closing book amount	421,453	309,093	8,926	739,472

At 31 December 2018
Cost	421,453	764,746	12,250	1,198,449
Accumulated amortization	—	(455,653)	(3,324)	(458,977)

Net book amount	421,453	309,093	8,926	739,472

At 1 July 2017
Cost	421,453	645,433	6,619	1,073,505
Accumulated amortization	—	(354,913)	(1,048)	(355,961)

Net book amount	421,453	290,520	5,571	717,544

Six months ended 31 December 2017
Opening net book amount	421,453	290,520	5,571	717,544
Additions	—	126,912	1,853	128,765
Disposals	—	(2,844)	—	(2,844)
Amortization charge	—	(72,756)	(633)	(73,389)

Closing book amount	421,453	341,832	6,791	770,076

At 31 December 2017
Cost	421,453	730,926	8,472	1,160,851
Accumulated amortization	—	(389,094)	(1,681)	(390,775)

Net book amount	421,453	341,832	6,791	770,076